RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(in thousands)
Product sales to Hongen Kindergartens	2,157	1,224	1,291	182
Product sales to Perfect World Group	—	—	97	14
Rental and property management services from Perfect World Group(1)	26,463	26,818	24,666	3,474
Research and development outsourcing, administrative, IP licensing and other services from Perfect World Group	3,979	3,668	5,136	723
Research and development outsourcing and other services from Hongen Education	459	166	576	81
Research and development outsourcing services from Equity Investee	—	20	52	7
Purchase of products from Equity Investee	—	357	—	—
Assets transferred to Perfect World Group(2)	429	—	—	—

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Amounts due from related parties, current:
Perfect World Group entities(3)	2,263	1,626	229
Hongen Education	18	184	26
Equity Investee	5	—	—
	2,286	1,810	255
Amounts due to related parties:
Perfect World Group entities(1)	6,807	4,249	599
Hongen Education	30	179	25
Equity Investee	107	—	—
	6,944	4,428	624
Operating lease ROU assets leased from:
Perfect World Group entities(1)	8,621	—	—
	8,621	—	—
Current operating lease liabilities arising from offices leased from:
Perfect World Group entities(1)	4,616	—	—
	4,616	—	—
(1)	In January 2021, the Group entered into a lease arrangement with no renewal options with Perfect World Group to lease offices in Beijing. The Group accounted for the lease arrangement as operating leases in accordance with ASC 842 and measured ROU assets and operating lease liabilities arising from the lease accordingly. In July 2023, upon termination of the original lease, the Group entered into new lease agreements with Perfect World Group to lease offices in Beijing, with lease terms of less than 12 months, which were accounted for as short-term leases.

Lease payments due at December 31, 2022 and 2023 pursuant to the lease contracts were recognized as amounts due to related parties as of December 31, 2022 and 2023, respectively. Accompanying the lease arrangement, Perfect World Group also provided the Group with property management services.

16. RELATED PARTY TRANSACTIONS (Continued)

(2)	In December 2021, the Group transferred certain electronic equipment to Perfect World Group at the transaction price of RMB429 thousand. As the transaction was under common control, the difference between the transaction price and the carrying amount of the fixed assets was included in additional paid-in capital. No gain or loss was recognized. Perfect World Group has fully paid the consideration in 2021.
(3)	Amounts due from Perfect World Group entities primarily consist of rental deposits and royalty prepayments to Perfect World Group and its affiliates.